Ordinary Shares	12 Months Ended
Dec. 31, 2010
Ordinary Shares
Ordinary Shares

14. Ordinary shares

Shares Repurchase Program

In October 2008, the Group's Board authorized an ADS repurchase program to repurchase up to US$100 million of the Company's ADSs (each ADS represents five ordinary shares) from October 2008 to October 2009. The following is a summary of the Company's repurchase activity in the open market during 2008 and 2009:

	For the years ended December 31,
	2008	2009
	US$ (except for share data)	US$ (except for share data)
Total number of shares repurchased	202,725	8,213,235
Cost	669,483	19,999,746
Average price paid per share	3.30	2.44

In addition to and separate from the above ADS repurchase program, the Company completed a repurchase of 18,750,000 shares of its Class A ordinary shares for approximately RMB386,648,554 from SAIF and an affiliate of SAIF on January 15, 2009, and a repurchase of a total of 1,203,812 shares of its Class A ordinary shares and 11,296,188 shares of its Class B ordinary shares for approximately RMB358,290,214 from SAIF on June 1, 2009.

The Company accounts for shares repurchased but pending for cancellation under the cost method and includes such treasury stock as a component of the common shareholders' equity.

As of December 31, 2008, 202,725 Class B ordinary shares were repurchased but pending cancellation. These shares were recorded at historical purchase cost of RMB4,575,649. All the repurchased shares were cancelled by the year ended December 31, 2009.